Leases (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2024	Jul. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)
Leases [Line Items]
Weighted-average remaining lease term to operating leases			10 months 24 days		10 months 24 days		1 year 7 months 6 days
Weighted-average discount rate			23.61%		23.61%		34.54%
Lease liability			$ 120,433		$ 120,433		$ 362,141	$ 939,419
Discount rate of lease liability							51.87%
Loss on termination of lease		$ 1,148			30,146
Reduction of ROU lease asset and lease liability							$ 257,227
Lease expense			41,881	$ 126,211	209,030	$ 385,610	$ 477,063	$ 468,901
Forfeited lease deposits			30,146		30,146
AEU facility [Member]
Leases [Line Items]
Lease liability		37,469
ROU [Member]
Leases [Line Items]
Lease liability			$ 115,172		$ 115,172				$ 29,997
Discount rate of lease liability									44.07%
ROU [Member]
Leases [Line Items]
Lease liability		$ 36,319								$ 28,044
Discount rate of lease liability							52.05%
Maximum [Member] | Office Space [Member]
Leases [Line Items]
Number of square feet for lease	7,650
Minimum [Member] | Office Space [Member]
Leases [Line Items]
Number of square feet for lease	4,133